RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Related Party Transactions Details Narrative
Rent Expense	$ 0	$ 0	$ 0	$ 0